Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Liabilities, Noncurrent
Operating lease right-of-use assets, net	¥ 10,102
Operating lease liabilities - current	7,893	¥ 8,995
Operating lease liabilities - non-current	1,337
Total operating lease liabilities	¥ 9,230
Weighted average remaining lease term	1 year 2 months 1 day
Weighted average discount rate	4.75%
Operating lease expenses	¥ 9,853
Short-term lease expenses	6,603
Total lease expenses	16,456	¥ 15,078	¥ 22,718
Cash paid for amounts included in the measurement of lease liabilities:	9,322
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	¥ 3,146
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years